Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Municipal Bond Funds
Central Index Key	dei_EntityCentralIndexKey	0000225997
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2015
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 27, 1978
2005	rr_AnnualReturn2005	4.34%
2006	rr_AnnualReturn2006	5.53%
2007	rr_AnnualReturn2007	1.57%
2008	rr_AnnualReturn2008	(10.45%)
2009	rr_AnnualReturn2009	20.13%
2010	rr_AnnualReturn2010	2.55%
2011	rr_AnnualReturn2011	10.98%
2012	rr_AnnualReturn2012	9.36%
2013	rr_AnnualReturn2013	(3.22%)
2014	rr_AnnualReturn2014	11.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.14%)
One Year	rr_AverageAnnualReturnYear01	11.62%
Five Years	rr_AverageAnnualReturnYear05	6.10%
Ten Years	rr_AverageAnnualReturnYear10	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1978
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	11.71%
Five Years	rr_AverageAnnualReturnYear05	6.18%
Ten Years	rr_AverageAnnualReturnYear10	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 01, 1977
2005	rr_AnnualReturn2005	2.24%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	3.43%
2008	rr_AnnualReturn2008	(0.14%)
2009	rr_AnnualReturn2009	10.22%
2010	rr_AnnualReturn2010	2.13%
2011	rr_AnnualReturn2011	9.62%
2012	rr_AnnualReturn2012	5.70%
2013	rr_AnnualReturn2013	(1.56%)
2014	rr_AnnualReturn2014	7.25%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.60%)
One Year	rr_AverageAnnualReturnYear01	7.25%
Five Years	rr_AverageAnnualReturnYear05	4.55%
Ten Years	rr_AverageAnnualReturnYear10	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1977
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	7.33%
Five Years	rr_AverageAnnualReturnYear05	4.64%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 31, 1987
2005	rr_AnnualReturn2005	1.11%
2006	rr_AnnualReturn2006	3.33%
2007	rr_AnnualReturn2007	4.32%
2008	rr_AnnualReturn2008	2.91%
2009	rr_AnnualReturn2009	5.57%
2010	rr_AnnualReturn2010	1.97%
2011	rr_AnnualReturn2011	3.71%
2012	rr_AnnualReturn2012	1.77%
2013	rr_AnnualReturn2013	0.49%
2014	rr_AnnualReturn2014	1.79%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.31%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
One Year	rr_AverageAnnualReturnYear01	1.79%
Five Years	rr_AverageAnnualReturnYear05	1.94%
Ten Years	rr_AverageAnnualReturnYear10	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1987
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	1.87%
Five Years	rr_AverageAnnualReturnYear05	2.02%
Ten Years	rr_AverageAnnualReturnYear10	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 01, 1977
2005	rr_AnnualReturn2005	3.07%
2006	rr_AnnualReturn2006	5.16%
2007	rr_AnnualReturn2007	2.54%
2008	rr_AnnualReturn2008	(4.87%)
2009	rr_AnnualReturn2009	14.08%
2010	rr_AnnualReturn2010	1.50%
2011	rr_AnnualReturn2011	10.69%
2012	rr_AnnualReturn2012	8.08%
2013	rr_AnnualReturn2013	(2.95%)
2014	rr_AnnualReturn2014	11.07%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.64%)
One Year	rr_AverageAnnualReturnYear01	11.07%
Five Years	rr_AverageAnnualReturnYear05	5.53%
Ten Years	rr_AverageAnnualReturnYear10	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1977
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	11.15%
Five Years	rr_AverageAnnualReturnYear05	5.61%
Ten Years	rr_AverageAnnualReturnYear10	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 01, 1977
2005	rr_AnnualReturn2005	1.65%
2006	rr_AnnualReturn2006	3.26%
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	3.74%
2009	rr_AnnualReturn2009	3.07%
2010	rr_AnnualReturn2010	0.95%
2011	rr_AnnualReturn2011	1.60%
2012	rr_AnnualReturn2012	0.99%
2013	rr_AnnualReturn2013	0.48%
2014	rr_AnnualReturn2014	0.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.34%)
One Year	rr_AverageAnnualReturnYear01	0.65%
Five Years	rr_AverageAnnualReturnYear05	0.93%
Ten Years	rr_AverageAnnualReturnYear10	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1977
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	0.73%
Five Years	rr_AverageAnnualReturnYear05	1.01%
Ten Years	rr_AverageAnnualReturnYear10	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 10, 1980
2005	rr_AnnualReturn2005	2.35%
2006	rr_AnnualReturn2006	3.37%
2007	rr_AnnualReturn2007	3.62%
2008	rr_AnnualReturn2008	2.27%
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	0.14%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	0.04%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.05%
Ten Years	rr_AverageAnnualReturnYear10	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 1980
Tax-Exempt Money Market Funds Average | Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	0.92%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.05%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.05%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.05%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.05%
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.58%
Five Years	rr_AverageAnnualReturnYear05	0.99%
Ten Years	rr_AverageAnnualReturnYear10	2.20%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.58%
Five Years	rr_AverageAnnualReturnYear05	0.99%
Ten Years	rr_AverageAnnualReturnYear10	2.20%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.36%
Five Years	rr_AverageAnnualReturnYear05	4.31%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.36%
Five Years	rr_AverageAnnualReturnYear05	4.31%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.78%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	3.14%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.78%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	3.14%
[1]	Vanguard and the Fund's board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's board may terminate the temporary expense limitation at any time.